Long Term Incentive Plan - Additional Information (Detail) (Long-Term Incentive Compensation Plan [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Long-Term Incentive Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grant value, minimum			50.00%		50.00%
Grant value, maximum			150.00%		150.00%
Incentive compensation expense	$ 804	$ 742	$ 1,600	$ 1,500	$ 2,300	$ 1,400	$ 2,800